STOCK BASED COMPENSATION - Summary of Assumptions Utilized for Option Grants (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	4 years	4 years
Expected volatility	47.80%
Expected volatility, Minimum		47.80%	44.90%
Expected volatility, Maximum		55.00%	47.60%
Risk-free interest rate	4.00%
Risk-free interest rate, Minimum		4.00%	3.80%
Risk-free interest rate, Maximum		4.50%	5.50%
Expected dividend yield	0.00%	0.00%	0.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			5 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)			9 months